Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	December 31, 2023	December 31, 2022
Prepayment on inventory not received	$1,467	$—
Miscellaneous prepaid expenses	116,740	140,676
Value added tax receivable	227,433	158,200
Security deposit	33,850	16,346
Prepaid expenses and other current assets	$379,490	$315,222